INCOME TAX - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense (benefit):
Federal			$ 302,704	$ 306,351	$ 196,384
State			61,776	79,685	48,216
Foreign			189,403	194,333	111,814
Current tax expense			553,883	580,369	356,414
Deferred income tax expense (benefit):
Federal			(196,929)	(260,976)	(182,475)
State			(46,506)	(37,832)	(20,089)
Foreign			(71,379)	(87,614)	(28,053)
Deferred tax expense			(314,814)	(386,422)	(230,617)
Provision for income taxes	$ 44,917	$ 6,693	$ 239,069	$ 193,947	$ 125,797